Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fundstrat Granny Shots US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Fundstrat Granny Shots US Large Cap ETF
Class Name	Fundstrat Granny Shots US Large Cap ETF
Trading Symbol	GRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap ETF (the "Fund") for the period November 6, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.grannyshots.com. You can also request this information by contacting us at (844) 954-5777 or by writing to the Fundstrat Granny Shots US Large Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-5777
Additional Information Website	https://www.grannyshots.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$35	0.75%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%
Net Assets	$ 907,170,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 2,569,901
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets (in thousands)	$907,170
Number of Holdings	36
Total Advisory Fee Paid	$2,569,901
Portfolio Turnover Rate	32%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Palantir Technologies, Inc.	3.7
Progressive Corp.	3.5
MicroStrategy, Inc.	3.5
Netflix, Inc.	3.5
Crowdstrike Holdings, Inc. - Class A	3.2
GE Vernova, Inc.	3.1
Palo Alto Networks, Inc.	3.1
Abbott Laboratories	3.1
Cadence Design Systems, Inc.	3.1
S&P Global, Inc.	3.0